Other Current Receivables - Summary of Other Current Receivables (Detail) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other current receivables [line items]
Derivative assets	kr 1,121	kr 317
Other taxes	7,973	6,379
Total other current receivables	9,688	7,656
Others [member]
Disclosure of other current receivables [line items]
Prepaid expenses	2,506	2,290
Advance payments to suppliers	473	426
Derivative assets	1,121	317
Other taxes	3,349	3,022
Total other current receivables	kr 2,239	kr 1,601